Chapter 11 Proceedings and Plans of Management	12 Months Ended
Dec. 31, 2011
Chapter 11 Proceedings and Plans of Management

Note 2—Chapter 11 Proceedings and Plans of Management

On December 19, 2011, the Company and certain of its direct and indirect wholly-owned subsidiaries (collectively with the Company, the (“Debtors”) filed voluntary petitions (the “Chapter 11 Petitions”) for relief under Chapter 11 of Title 11 (“Chapter 11”) of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”). The Chapter 11 Petitions are being jointly administered under the caption In re William Lyon Homes, et al., Case No. 11-14019 (the “Chapter 11 Cases”). The Company operated as “debtors-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. The Company obtained the Bankruptcy Court’s approval to, among other things, continue to honor prepetition obligations to customers and to otherwise continue customer practices in the ordinary course of business, sell homes free and clear of all liens, use cash collateral, honor homeowner warranties, meet payroll obligations and provide employee benefits.

On February 24, 2012, the Company received the proceeds from the Plan as discussed elsewhere herein. The Company received $50.0 million in cash related to the issuance of its Convertible Preferred Stock, $10.0 million related to the issuance of its Class C Common Stock, $21.0 million in cash and $4.0 million of land option value related to the assignment of an option to purchase certain real estate, related to the issuance of its Class B Common Stock, offset by certain fees and payments related to the Plan, for a net of $67.7 million in cash. The Plan allowed the Company to restructure its debt from $563.5 million as of December 31, 2011, to $384.5 million principal outstanding as of February 24, 2012, which subsequently reduces the Company’s interest exposure. The Company provides for its ongoing cash requirements with the proceeds identified above, as well as from internally generated funds from the sales of homes and/or land sales. During the successor period from February 25, 2012 through September 30, 2012, the Company used cash flows for operations of $56.0 million. In addition, the Company has the option to use additional outside borrowings, form new joint ventures with venture partners that provide a substantial portion of the capital required for certain projects, buying land via lot options or land banking arrangements. The Company has financed, and may in the future finance, certain projects and land acquisitions with construction loans secured by real estate inventories, seller-provided financing and land banking transactions. The management of the Company continues to focus on generating positive cash flow, reducing overall debt levels and returning the Company to profitability by growing the Company through additional land acquisitions.

Loan Defaults Preceding Chapter 11 Cases

Not applicable.

Liabilities Subject to Compromise

Liabilities subject to compromise refers to pre-petition obligations which may be impacted by the Chapter 11 Cases. These amounts represent the Company’s current estimate of known or potential pre-petition obligations to be resolved in connection with the Chapter 11 Cases.

Reorganization Costs

Reorganization costs include legal and professional fees incurred in connection with the Chapter 11 Cases. During the period ended December 31, 2011, cash paid for reorganization costs was approximately $20,182,000 and approximately $1,000,000 was accrued for as of December 31, 2011.

The Plan

On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 25, 2012, the Company and certain of its subsidiaries consummated the principal transactions contemplated by the Plan, including:

•

the issuance of 44,793,255 shares of Parent’s new Class A Common Stock, $0.01 par value per share, or Class A Common Stock, and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014;

•

the amendment of the Secured Term Loan due 2014, to the Amended Term Loan Agreement, which resulted, among other things, in the increase in the principal amount outstanding under the prior loan agreement from $206.0 million to $235.0 million, the reduction in the interest rate from 14% to 10 1/4%, and the elimination of any prepayment penalty;

•

the issuance, in exchange for aggregate cash consideration of $25 million, of 31,464,548 shares of new Class B Common Stock, $0.01 par value per share, or Class B Common Stock, and a warrant to purchase 15,737,294 shares of Class B Common Stock;

•

the issuance of 64,831,831 shares of new Convertible Preferred Stock, $0.01 par value per share, or Convertible Preferred Stock, and 12,966,366 shares of new Class C Common Stock, $0.01 par value per share, or Class C Common Stock, in exchange for aggregate cash consideration of $60 million; and

•

the issuance of an additional 3,144,000 shares of Class C Common Stock pursuant to an agreement with certain selling securityholders to backstop the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan.

Fresh Start Accounting and Effects of the Plan

As required by U.S. GAAP, effective as of February 24, 2012, we adopted fresh start accounting following the guidance of FASB ASC 852. Fresh start accounting results in the Company becoming a new entity for financial reporting purposes. Accordingly, our consolidated financial statements for periods prior to February 25, 2012 are not comparable to consolidated financial statements presented on or after February 25, 2012. Fresh start accounting was required upon emergence from Chapter 11 because holders of voting shares immediately before confirmation of the Plan received less than 50% of the emerging entity and the reorganization value of our assets immediately before confirmation of our Plan was less than our post-petition liabilities and allowed claims. Fresh start accounting results in a new basis of accounting and reflects the allocation of our estimated fair value to underlying assets and liabilities. Our estimates of fair value are inherently subject to significant uncertainties and contingencies beyond our reasonable control. Accordingly, there can be no assurance that the estimates, assumptions, valuations, appraisals and financial projections will be realized, and actual results could vary materially. Moreover, the market value of our common stock may differ materially from the equity valuation for accounting purposes. In addition, the cancellation of debt income and the allocation of the attribute reduction for tax purposes is an estimate and will not be finalized until the 2012 tax return is filed. Any change resulting from this estimate could impact deferred taxes.

Under ASC 852, the Successor Company must determine a value to be assigned to the equity of the emerging company as of the date of adoption of fresh-start accounting, which for us is February 24, 2012, the date the Debtors emerged from Chapter 11. To facilitate the adoption of fresh start accounting, the Company engaged a third party valuation firm to assist with assessing enterprise value, and the allocation of value to the assets and liabilities of the Company. To calculate enterprise value, the Company used the discounted cash flow analysis, considering a weighted average cost of capital of 16.5%, and utilized a Gordon Growth model with a 3% growth rate to calculate terminal value. The analysis resulted in an enterprise value of $485.0 million, which was used as the enterprise value for fresh start accounting. The Company’s total debt was valued at $384.5 million, which consists of the following:

•

$6.3 million related to a construction note payable with an outstanding principal amount of $6.5 million, which reflects an adjustment of $(0.2) million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$56.3 million related to a construction note payable with an outstanding principal amount of $55.0 million, which reflects an adjustment of $1.3 million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$2.9 million related to a seller note arrangement that matured on March 1, 2012, 6 days after the plan of reorganization was approved. The payment was made in full, therefore the value of the note was the amount paid.

•

The remaining debt that was renegotiated as part of the Company’s plan of reorganization, consists of a construction note payable of $9.0 million, the $235.0 million Senior Secured Term Loan and the $75.0 million Senior Subordinated Secured Notes due 2017. In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as, “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. As these debt amounts were negotiated as part of the reorganization by market participants, their carrying value at that date is representative of fair value.

The enterprise value of the Company was $485.0 million, which includes $384.5 million fair value of debt, as detailed above, and $100.5 million of equity value. The value of each type of equity security was determined using an option pricing model used in accordance with ASC 718, Valuation of Stock Compensation, and treating the redeemable convertible preferred stock, the common stock and the common stock warrants as separate securities. Based on the rights and preferences of each security, the Company valued each security based on a series of 5 events:

(i)	liquidation preference of the redeemable convertible preferred stock,

(ii)	timing of participation of Class A and B shares of common stock,

(iii)	timing of participation of Class C shares of common stock,

(iv)	conversion of preferred shares into common shares, and

(v)	exercise of warrants

The Company used an option pricing model and the relative rights of the securities to allocate the $100.5 million among the redeemable convertible preferred stock, the common stock and the warrants. Each security was valued based on the relative rights and preferences and a 3 year term to liquidity event, volatility of 59% based on public company comparables, a risk free rate of .43% based on a 3 year treasury rate. In addition, the redeemable convertible preferred stock has a dividend yield of 6% and the common stock and warrants have a discount for lack of marketability of 38%. Based on these inputs and the assumptions, the redeemable convertible preferred stock was valued at $56.4 million, the common stock was valued at $43.1 million and the warrants are valued at $1.0 million.

The estimated enterprise value and the equity value are highly dependent on the achievement of the future financial results contemplated in the projections that were set forth in the Plan and related disclosure statement. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the reorganization value include the assumptions regarding the number of homes sold, average sales prices, operating expenses, the amount and timing of construction costs and the discount rate utilized.

Fresh-start accounting reflects the value of the Successor Company as determined in the confirmed Plan. Under fresh-start accounting, asset values are remeasured and allocated based on their respective fair values in conformity with the purchase method of accounting for business combinations in FASB ASC Topic 805, “Business Combinations” (“FASB ASC 805”). Liabilities existing as of February 24, 2012, the Effective Date, other than deferred taxes, were recorded at the present value of amounts expected to be paid using appropriate risk adjusted interest rates. Deferred taxes were determined in conformity with applicable accounting standards. Predecessor accumulated depreciation, accumulated amortization and retained deficit were eliminated.

In conjunction with the adoption of fresh start accounting, certain intangible assets including, the value of the Company’s homes in backlog, construction services contracts and management fee contracts related to the joint venture projects were recorded at their estimated fair values as of February 24, 2012 in the amount of $9.5 million. The Company’s backlog was valued using the With/Without Method of the Income Approach to estimate the fair value of the backlog. This asset is amortized on a straight line basis, as homes in backlog as of February 24, 2012, are closed or the contract is cancelled.

The construction services contracts and management fees on the joint ventures were valued using the Multi-period Excess Earnings method of the Income Approach to estimate the fair value. Since these assets are valued based on expected cash flows related to home closings, the asset is amortized on a straight line basis, as homes under the contracts close.

The following pro forma fresh start condensed consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as if the Company had emerged from Chapter 11 on December 31, 2011. Reorganization adjustments have been recorded within the condensed consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with FASB ASC 852.

WILLIAM LYON HOMES

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

		Unaudited
	December 31, 2011	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Pro forma December 31, 2011
ASSETS
Cash and cash equivalents	$20,061	$72,946	(a)	$—		$93,007
Restricted cash	852	—		—		852
Receivables	13,732	—		(996	)(m)	12,736
Real estate inventories
Owned	398,534	4,029	(b)	(1,198	)(n)	401,365
Not owned	47,408	—		—		47,408
Property & equipment, net	994	—		(421	)(o)	573
Deferred loan costs	8,810	(6,319	)(c)	—		2,491
Goodwill	—	—		9,549	(p)	9,549
Intangibles	—	—		7,333	(q)	7,333
Other assets	6,560	47	(d)	—		6,607

Total assets	$496,951	$70,703		$14,267		$581,921

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$1,436	$3,946	(f)	$—		$5,382
Accrued expenses	2,082	33,160	(f)	221	(r)	35,463
Liabilities from inventories not owned	47,408	—		—		47,408
Notes payable	74,009	—		1,100	(s)	75,109
Senior Secured Term Loan due 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due 2017	—	75,000	(h)	—		75,000

	330,935	141,106		1,321		473,362

Liabilities subject to compromise
Accounts payable	$3,946	$(3,946	)(f)	$—		$—
Accrued expenses	48,457	(48,457	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,912	(138,912	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	$335,886	$(335,886)		$—		$—

Commitments and contingencies
Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Common stock, Class D	—	—		—		—
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(228,383)	229,350	(l)	(967	)(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(179,516)	209,097		14,534		44,115
Noncontrolling interest	9,646	—		(1,588	)(v)	8,058

Total equity (deficit)	(169,870)	209,097		12,946		52,173

Total liabilities and equity (deficit)	$496,951	$70,703		$14,267		$581,921

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
f	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see “The Plan” above for allocation of shares).
k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
l	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder’s equity.
m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.
o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.
p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
s	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.
t	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
u	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Reconciliation of enterprise value to the pro forma reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	88,863
Add: noncontrolling interest	8,058

Reorganization value of assets	581,921
Fair value of assets (excluding goodwill)	572,372

Reorganization value in excess of fair value (goodwill)	$9,549